Risk information - Effect of credit risk mitigation (Details) - Credit risk - SEK (kr) kr in Billions	Dec. 31, 2019	Dec. 31, 2018
Risk information
Hedged exposures	kr 165.6	kr 163.1
Unhedged exposures	181.9	174.3
Gross exposure	347.5	337.4
Subject to the write-down requirement in IFRS 9
Risk information
Hedged exposures	165.6	163.1
Unhedged exposures	119.3	105.3
Gross exposure	284.9	268.4
Central governments
Risk information
Hedged exposures	148.7	147.1
Unhedged exposures - hedge issuer in same group as counterparty	0.1	0.2
Central governments | Subject to the write-down requirement in IFRS 9
Risk information
Hedged exposures	148.7	147.1
Central governments | Guarantee | Guarantees by the Swedish Export Credit Agency
Risk information
Hedged exposures	135.1	131.8
Central governments | Guarantee | Guarantees by the Swedish Export Credit Agency | Subject to the write-down requirement in IFRS 9
Risk information
Hedged exposures	135.1	131.8
Central governments | Guarantee | Guarantees by other export credit agencies
Risk information
Hedged exposures	10.4	12.0
Central governments | Guarantee | Guarantees by other export credit agencies | Subject to the write-down requirement in IFRS 9
Risk information
Hedged exposures	10.4	12.0
Central governments | Guarantee | Other guarantees
Risk information
Hedged exposures	3.2	3.3
Central governments | Guarantee | Other guarantees | Subject to the write-down requirement in IFRS 9
Risk information
Hedged exposures	3.2	3.3
Regional governments
Risk information
Hedged exposures	5.8	6.3
Regional governments | Subject to the write-down requirement in IFRS 9
Risk information
Hedged exposures	5.8	6.3
Multilateral development banks
Risk information
Hedged exposures	0.3	0.1
Multilateral development banks | Subject to the write-down requirement in IFRS 9
Risk information
Hedged exposures	0.3	0.1
Financial institutions
Risk information
Hedged exposures	7.7	6.9
Unhedged exposures - hedge issuer in same group as counterparty	4.2
Financial institutions | Subject to the write-down requirement in IFRS 9
Risk information
Hedged exposures	7.7	6.9
Financial institutions | Guarantee
Risk information
Hedged exposures	7.7	6.9
Financial institutions | Guarantee | Subject to the write-down requirement in IFRS 9
Risk information
Hedged exposures	7.7	6.9
Corporates
Risk information
Hedged exposures	3.1	2.7
Unhedged exposures - hedge issuer in same group as counterparty	23.5	25.8
Corporates | Subject to the write-down requirement in IFRS 9
Risk information
Hedged exposures	3.1	2.7
Corporates | Credit insurance from insurance companies
Risk information
Hedged exposures	1.6	1.8
Corporates | Credit insurance from insurance companies | Subject to the write-down requirement in IFRS 9
Risk information
Hedged exposures	1.6	1.8
Corporates | Guarantee | Other guarantees
Risk information
Hedged exposures	1.5	0.9
Corporates | Guarantee | Other guarantees | Subject to the write-down requirement in IFRS 9
Risk information
Hedged exposures	1.5	0.9
Central governments
Risk information
Hedged exposures	51.3	50.9
Unhedged exposures	12.6	22.5
Gross exposure	63.9	73.4
Central governments | Central governments
Risk information
Hedged exposures	51.3	50.9
Central governments | Central governments | Guarantee | Guarantees by the Swedish Export Credit Agency
Risk information
Hedged exposures	50.4	49.9
Central governments | Central governments | Guarantee | Guarantees by other export credit agencies
Risk information
Hedged exposures	0.9	1.0
Central governments | Financial institutions
Risk information
Hedged exposures	0.0	0.0
Central governments | Financial institutions | Guarantee
Risk information
Hedged exposures	0.0	0.0
Regional governments
Risk information
Hedged exposures	1.7	1.7
Unhedged exposures	10.6	7.1
Gross exposure	12.3	8.8
Regional governments | Central governments
Risk information
Hedged exposures	1.7	1.7
Regional governments | Central governments | Guarantee | Guarantees by the Swedish Export Credit Agency
Risk information
Hedged exposures	1.7	1.7
Regional governments | Regional governments
Risk information
Hedged exposures		0.0
Multilateral development banks
Risk information
Unhedged exposures	2.8
Gross exposure	2.8
Public sector entity
Risk information
Unhedged exposures	4.0	0.6
Gross exposure	4.0	0.6
Financial institutions
Risk information
Hedged exposures	5.1	5.7
Unhedged exposures	38.1	27.3
Gross exposure	43.2	33.0
Financial institutions | Central governments
Risk information
Hedged exposures	0.0	0.2
Financial institutions | Central governments | Guarantee | Guarantees by the Swedish Export Credit Agency
Risk information
Hedged exposures	0.0	0.1
Financial institutions | Central governments | Guarantee | Guarantees by other export credit agencies
Risk information
Hedged exposures		0.1
Financial institutions | Regional governments
Risk information
Hedged exposures	5.1	5.5
Financial institutions | Financial institutions
Risk information
Hedged exposures	0.0	0.0
Financial institutions | Financial institutions | Guarantee
Risk information
Hedged exposures	0.0	0.0
Corporates
Risk information
Hedged exposures	107.5	104.8
Unhedged exposures	113.8	116.8
Gross exposure	221.3	221.6
Corporates | Central governments
Risk information
Hedged exposures	95.7	94.3
Corporates | Central governments | Guarantee | Guarantees by the Swedish Export Credit Agency
Risk information
Hedged exposures	83.0	80.1
Corporates | Central governments | Guarantee | Guarantees by other export credit agencies
Risk information
Hedged exposures	9.5	10.9
Corporates | Central governments | Guarantee | Other guarantees
Risk information
Hedged exposures	3.2	3.3
Corporates | Regional governments
Risk information
Hedged exposures	0.7	0.8
Corporates | Multilateral development banks
Risk information
Hedged exposures	0.3	0.1
Corporates | Financial institutions
Risk information
Hedged exposures	7.7	6.9
Corporates | Financial institutions | Guarantee
Risk information
Hedged exposures	7.7	6.9
Corporates | Corporates
Risk information
Hedged exposures	3.1	2.7
Corporates | Corporates | Credit insurance from insurance companies
Risk information
Hedged exposures	1.6	1.8
Corporates | Corporates | Guarantee | Other guarantees
Risk information
Hedged exposures	kr 1.5	kr 0.9